CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 19,887,575	$ 2,883,427	¥ 15,333,719
Restricted cash	3,154,240	457,322	2,994,408
Short-term investments	19,171,017	2,779,536	37,057,554
Trade and notes receivables, net (Allowance for expected credit losses of RMB25.4 million and RMB39.6 million, respectively)	5,118,170	742,065	2,797,805
Amounts due from related parties, net (Allowance for expected credit losses of RMB12.7 million and RMB6.7 million, respectively)	1,380,956	200,220	1,551,334
Inventory	8,191,386	1,187,639	2,056,352
Prepayments and other current assets, net (Allowance for expected credit losses of RMB3.9 million and RMB4.0 million, respectively)	2,246,408	325,699	1,850,143
Total current assets	59,149,752	8,575,908	63,641,315
Non-current assets:
Long-term restricted cash	113,478	16,453	46,437
Property, plant and equipment, net	15,658,666	2,270,293	7,399,516
Land use rights, net	212,603	30,825	199,121
Long-term investments	6,356,411	921,593	3,059,383
Right-of-use assets - operating lease	7,374,456	1,069,196	2,988,374
Other non-current assets, net (Allowance for expected credit losses of RMB49.3 million and RMB89.6 million, respectively)	7,398,559	1,072,690	5,549,455
Total non-current assets	37,114,173	5,381,050	19,242,286
Total assets	96,263,925	13,956,958	82,883,601
Current liabilities:
Short-term borrowings	4,039,210	585,630	5,230,000
Trade and notes payable	25,223,687	3,657,091	12,638,991
Amounts due to related parties	384,611	55,763	687,200
Taxes payable	286,300	41,510	627,794
Current portion of operating lease liabilities	1,025,968	148,751	744,561
Current portion of long-term borrowings	1,237,916	179,481	2,067,962
Accruals and other liabilities	13,654,362	1,979,700	7,201,644
Total current liabilities	45,852,054	6,647,926	29,198,152
Non-current liabilities:
Long-term borrowings	10,885,799	1,578,292	9,739,176
Non-current operating lease liabilities	6,517,096	944,890	2,317,193
Deferred tax liabilities	218,189	31,634	25,199
Other non-current liabilities	5,144,027	745,814	3,540,458
Total non-current liabilities	22,765,111	3,300,630	15,622,026
Total liabilities	68,617,165	9,948,556	44,820,178
Commitments and contingencies (Note 27)
MEZZANINE EQUITY
Redeemable non-controlling interests	3,557,221	515,747	3,277,866
Total mezzanine equity	3,557,221	515,747	3,277,866
SHAREHOLDERS' EQUITY
Less: Treasury shares (18,080,253 and 14,656,330) shares as of December 31, 2021 and 2022, respectively)	(1,849,600)	(268,167)	(1,849,600)
Additional paid in capital	94,593,062	13,714,705	92,467,072
Accumulated other comprehensive (loss)/income	1,036,011	150,208	(276,300)
Accumulated deficit	(69,900,000)	(10,136,611)	(55,634,140)
Total NIO Inc. shareholders' equity	23,868,165	3,460,559	34,709,924
Non-controlling interests	221,374	32,096	75,633
Total shareholders' equity	24,089,539	3,492,655	34,785,557
Total liabilities, mezzanine equity and shareholders' equity	96,263,925	13,956,958	82,883,601
Class A Ordinary Shares
SHAREHOLDERS' EQUITY
Ordinary shares	2,668	387	2,418
Class B Ordinary Shares
SHAREHOLDERS' EQUITY
Ordinary shares			220
Class C Ordinary Shares
SHAREHOLDERS' EQUITY
Ordinary shares	¥ 254	$ 37	¥ 254